Schedule of Long term debt facility balance (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss on modification of long-term debt		$ 1,140,320
Gain on repayment of long-term debt	39,502
Gain on settlement of long-term debt	11,991
Long Term Debt Facility [Member]
IfrsStatementLineItems [Line Items]
Balance	22,901,956	19,691,220
Capitalized interest		1,016,577
Capitalized success fee		478,333
Advance	944,787	226,000
Loss on modification of long-term debt		1,140,320
Transaction cost	(217,500)
Accretion	(21,780)	567,006
Repayments	(13,773,470)
Principal repayments	(10,000,000)
Gain on repayment of long-term debt	(39,502)
Gain on settlement of long-term debt	(11,991)
Balance		$ 22,901,956
Current portion of long-term debt